Derivatives and Other Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Quantitative Information for Level 3 Derivative Contracts

The following table presents quantitative information related to the significant unobservable inputs described above for Level 3 derivative contracts:

	Fair value at September 30, 2016	Unobservable input	Range ($ in full amounts)
Assets:
Embedded aluminum derivatives	$306	Price of aluminum beyond forward curve

Aluminum: $2,197 per metric ton in 2027 to $2,337 per metric ton in 2029 (two contracts) and $2,633 per metric ton in 2036 (one contract)

Midwest premium: $0.0630 per pound in 2016 to $0.0750 per pound in 2029 (two contracts) and 2036 (one contract)

Embedded aluminum derivative	4	Interrelationship of LME price to overall energy price	Aluminum: $1,680 per metric ton in 2016 to $1,802 per metric ton in 2019
Embedded aluminum derivative	—	Interrelationship of future aluminum and oil prices	Aluminum: $1,662 per metric ton in 2016 to $1,762 per metric ton in 2018 Oil: $49 per barrel in 2016 to $55 per barrel in 2018
Energy contract	7	Price of electricity beyond forward curve	Electricity: $57 per megawatt hour in 2016 to $58 per megawatt hour in 2017
Liabilities:
Embedded aluminum derivative	242	Price of aluminum beyond forward curve	Aluminum: $2,197 per metric ton in 2027 to $2,229 per metric ton in 2027
Embedded aluminum derivative	30	Interrelationship of LME price to the amount of megawatt hours of energy needed to produce the forecasted metric tons of aluminum	Aluminum: $1,662 per metric ton in 2016 to $1,785 per metric ton in 2019 Midwest premium: $0.0630 per pound in 2016 to $0.0750 per pound in 2019 Electricity: rate of 2 million megawatt hours per year
Embedded credit derivative	24	Credit spread between Alcoa Corporation and counterparty	2.15% to 2.89% (2.52% median)

The fair values of Level 3 derivative instruments recorded as assets and liabilities in the accompanying Combined Balance Sheet is as follows:

	Fair value at December 31, 2015	Unobservable input	Range ($ in full amounts)
Assets:
Embedded aluminum derivatives	$1,060	Price of aluminum beyond forward curve

Aluminum: $2,060 per metric ton in 2026 to $2,337 per metric ton in 2029 (two contracts) and $2,534 per metric ton in 2036 (one contract)

Midwest premium: $0.0940 per pound in 2021 to $0.0940 per pound in 2029 (two contracts) and 2036 (one contract)

Embedded aluminum derivative	69	Interrelationship of future aluminum prices, foreign currency exchange rates, and the U.S. consumer price index (CPI)	Aluminum: $1,525 per metric ton in 2016 Foreign currency: A$1 = $0.73 in 2016 CPI: 1982 base year of 100 and 233 in January 2016 to 236 in September 2016
Embedded aluminum derivative	6	Interrelationship of LME price to overall energy price	Aluminum: $1,512 per metric ton in 2016 to $1,686 per metric ton in 2019
Embedded aluminum derivative	—	Interrelationship of future aluminum and oil prices	Aluminum: $1,525 per metric ton in 2016 to $1,652 per metric ton in 2018 Oil: $38 per barrel in 2016 to $53 per barrel in 2018
Liabilities:
Embedded aluminum derivative	169	Price of aluminum beyond forward curve	Aluminum: $2,060 per metric ton in 2026 to $2,128 per metric ton in 2027
Embedded credit derivative	35	Credit spread between Alcoa Corporation and counterparty	3.41% to 4.29% (3.85% median)
Energy contract	2	Price of electricity beyond forward curve	Electricity: $45 per megawatt hour in 2019 to $121 per megawatt hour in 2036

*	The fair value of embedded aluminum derivatives reflected as assets and liabilities in this table are both lower by $2 compared to the respective amounts reflected in the Level 3 tables presented below. This is due to the fact that Alcoa Corporation has one derivative that is in a liability position for the current portion but is in an asset position for the noncurrent portion, and is reflected as such on the accompanying Combined Balance Sheet. However, this derivative is reflected as a net liability in the above table for purposes of presenting the assumptions utilized to measure the fair value of the derivative instruments in their entirety.

Schedule of Fair Values of Level 3 Derivative Instruments Recorded as Assets and Liabilities

The fair values of Level 3 derivative instruments recorded as assets and liabilities in the accompanying Combined Balance Sheet were as follows:

	September 30, 2016	December 31, 2015
Asset Derivatives
Derivatives designated as hedging instruments:
Prepaid expenses and other current assets:
Embedded aluminum derivatives	$40	$72
Energy contract	7	—
Other noncurrent assets:
Embedded aluminum derivatives	270	994
Energy contract	—	2

Total derivatives designated as hedging instruments	$317	$1,068

Derivatives not designated as hedging instruments:
Prepaid expenses and other current assets:
Embedded aluminum derivatives	$—	$69

Total derivatives not designated as hedging instruments	$—	$69

Total Asset Derivatives	$317	$1,137

Liability Derivatives
Derivatives designated as hedging instruments:
Other current liabilities:
Embedded aluminum derivative	$16	$9
Energy contract	—	4
Other noncurrent liabilities and deferred credits:
Embedded aluminum derivative	226	160

Total derivatives designated as hedging instruments	$242	$173

Derivatives not designated as hedging instruments:
Other current liabilities:
Embedded aluminum derivative	$9	$—
Embedded credit derivative	4	6
Other noncurrent liabilities and deferred credits:
Embedded aluminum derivative	21	—
Embedded credit derivative	20	29

Total derivatives not designated as hedging instruments	$54	$35

Total Liability Derivatives	$296	$208

The fair values of Level 3 derivative instruments recorded as assets and liabilities in the accompanying Combined Balance Sheet were as follows:

Asset Derivatives	December 31, 2015	December 31, 2014
Derivatives designated as hedging instruments:
Prepaid expenses and other current assets:
Embedded aluminum derivatives	$72	$24
Other noncurrent assets:
Embedded aluminum derivative	994	73
Energy contract	2	2

Total derivatives designated as hedging instruments	$1,068	$99

Derivatives not designated as hedging instruments:
Prepaid expenses and other current assets:
Embedded aluminum derivatives	$69	$98
Other noncurrent assets:
Embedded aluminum derivatives	—	71

Total derivatives not designated as hedging instruments	$69	$169

Total Asset Derivatives	$1,137	$268

Liability Derivatives
Derivatives designated as hedging instruments:
Other current liabilities:
Embedded aluminum derivative	$9	$24
Energy contract	4	—
Other noncurrent liabilities and deferred credits:
Embedded aluminum derivatives	160	352

Total derivatives designated as hedging instruments	$173	$376

Derivatives not designated as hedging instruments:
Other current liabilities:
Embedded credit derivative	$6	$2
Other noncurrent liabilities and deferred credits:
Embedded credit derivative	29	16

Total derivatives not designated as hedging instruments	$35	$18

Total Liability Derivatives	$208	$394

Schedule of Net Fair Values of Level 3 Derivative Instruments and Effect of Hypothetical Change (Increase or Decrease of 10%) in Market Prices or Rates

The following table shows the net fair values of the Level 3 derivative instruments at December 31, 2015 and the effect on these amounts of a hypothetical change (increase or decrease of 10%) in the market prices or rates that existed as of December 31, 2015:

	Fair value asset/(liability)	Index change of + / - 10%
Embedded aluminum derivatives	$966	$340
Embedded credit derivative	(35)	4
Energy contract	(2)	136

Schedule of Reconciliation of Activity for Derivative Contracts

The following tables present a reconciliation of activity for Level 3 derivative contracts:

	Assets		Liabilities
Third quarter ended September 30, 2016	Embedded aluminum derivatives	Energy contract	Embedded aluminum derivatives	Embedded credit derivative	Energy contract
Opening balance—July 1, 2016	$745	$49	$228	$33	$9
Total gains or losses (realized and unrealized) included in:
Sales	1	—	(3)	—	—
Cost of goods sold	(31)	—	—	(1)	—
Other income, net*	(5)	(85)	2	(8)	(1)
Other comprehensive loss	(414)	48	48	—	(1)
Purchases, sales, issuances, and settlements**	—	—	—	—	—
Transfers into and/or out of Level 3**	—	—	—	—	—
Other	14	(5)	(3)	—	(7)

Closing balance—September 30, 2016	$310	$7	$272	$24	$—

Change in unrealized gains or losses included in earnings for derivative contracts held at September 30, 2016:
Sales	$—	$—	$—	$—	$—
Cost of goods sold	—	—	—	—	—
Other income, net*	(5)	(85)	2	(8)	(1)

*	In August 2016, Alcoa Corporation elected to terminate the energy contract in accordance with the provisions of the agreement (see above). As a result, Alcoa Corporation decreased the derivative asset and recorded a charge in Other income, net of $84, which is reflected in the table above. Additionally, Alcoa Corporation also decreased the related unrealized gain included in Accumulated other comprehensive loss and recorded a benefit in Other income, net of $84. As such, the termination of the specified term of this derivative contract described above did not have an impact on Alcoa Corporation’s earnings.
**	In the 2016 third quarter, there were no purchases, sales, issuances or settlements of Level 3 derivative instruments. Additionally, there were no transfers of derivative instruments into or out of Level 3.

	Assets		Liabilities
Nine months ended September 30, 2016	Embedded aluminum derivatives	Energy contract	Embedded aluminum derivatives	Embedded credit derivative	Energy contract
Opening balance—January 1, 2016	$1,135	$2	$169	$35	$4
Total gains or losses (realized and unrealized) included in:
Sales	(9)	—	(8)	—	—
Cost of goods sold	(92)	—	—	(4)	—
Other income, net*	(13)	(83)	2	(7)	(2)
Other comprehensive income	(750)	87	80	—	(1)
Purchases, sales, issuances, and settlements**	—	—	32	—	—
Transfers into and/or out of Level 3**	—	—	—	—	—
Other	39	1	(3)	—	(1)

Closing balance—September 30, 2016	$310	$7	$272	$24	$—

Change in unrealized gains or losses included in earnings for derivative contracts held at September 30, 2016:
Sales	$—	$—	$—	$—	$—
Cost of goods sold	—	—	—	—	—
Other income, net*	(13)	(83)	2	(7)	(2)

*	In August 2016, Alcoa Corporation elected to terminate the energy contract in accordance with the provisions of the agreement (see above). As a result, Alcoa Corporation decreased the derivative asset and recorded a charge in Other income, net of $84, which is reflected in the table above. Additionally, Alcoa Corporation also decreased the related unrealized gain included in Accumulated other comprehensive loss and recorded a benefit in Other income, net of $84. As such, the termination of the specified term of this derivative contract described above did not have an impact on Alcoa Corporation’s earnings.
**	In the 2016 nine-month period, there was an issuance of a new embedded derivative contained in an amendment to an existing power contract. There were no purchases, sales or settlements of Level 3 derivative instruments. Additionally, there were no transfers of derivative instruments into or out of Level 3.

The following tables present a reconciliation of activity for Level 3 derivative contracts:

	Assets		Liabilities
2015	Embedded aluminum derivatives	Energy contract	Embedded aluminum derivatives	Embedded credit derivative	Energy contract
Opening balance—January 1, 2015	$266	$2	$376	$18	$—
Total gains or losses (realized and unrealized) included in:
Sales	5	—	(16)	—	—
Cost of goods sold	(99)	—	—	—	—
Other expenses, net	(8)	(2)	—	17	1
Other comprehensive loss	964	1	(191)	—	3
Purchases, sales, issuances, and settlements*	—	—	—	—	—
Transfers into and/or out of Level 3*	—	—	—	—	—
Foreign currency translation	7	1	—	—	—

Closing balance—December 31, 2015	$1,135	$2	$169	$35	$4

Change in unrealized gains or losses included in earnings for derivative contracts held at December 31, 2015:
Sales	$—	$—	$—	$—	$—
Cost of goods sold	—	—	—	—	—
Other expenses, net	(8)	(2)	—	(17)	1

*	In 2015, there were no purchases, sales, issuances or settlements of Level 3 derivative instruments. Additionally, there were no transfers of derivative instruments into or out of Level 3.

	Assets		Liabilities
2014	Embedded aluminum derivatives	Energy contract	Embedded aluminum derivatives	Embedded credit derivative
Opening balance—January 1, 2014	$349	$6	$410	$21
Total gains or losses (realized and unrealized) included in:
Sales	(1)	—	(27)	—
Cost of goods sold	(163)	—	—	(1)
Other expenses, net	(15)	—	—	(2)
Other comprehensive loss	71	(4)	(7)	—
Purchases, sales, issuances, and settlements*	—	—	—	—
Transfers into and/or out of Level 3*	—	—	—	—
Foreign currency translation	25	—	—	—

Closing balance—December 31, 2014	$266	$2	$376	$18

Change in unrealized gains or losses included in earnings for derivative contracts held at December 31, 2014:
Sales	$—	$—	$—	$—
Cost of goods sold	—	—	—	—
Other expenses, net	(15)	—	—	(2)

*	In November 2014, three new embedded derivatives were contained within renewed power contracts; however, there was no amount included for issuances as the fair value on the date of issuance was zero. There were no purchases, sales or settlements of Level 3 derivative instruments. Additionally, there were no transfers of derivative instruments into or out of Level 3.

Schedule of Carrying Values and Fair Values of Other Financial Instruments

The carrying values and fair values of Alcoa Corporation’s other financial instruments were as follows:

	September 30, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Cash and cash equivalents	$241	$241	$557	$557
Restricted cash	2	2	—	—
Long-term debt due within one year	21	21	18	18
Long-term debt, less amount due within one year	1,454	1,515	207	207

The carrying values and fair values of Alcoa Corporation’s other financial instruments were as follows:

December 31,	2015		2014
	Carrying value	Fair value	Carrying value	Fair value
Cash and cash equivalents	$557	$557	$266	$266
Long-term debt due within one year	18	18	29	29
Long-term debt, less amount due within one year	207	207	313	313